LORD ABBETT SECURITIES TRUST

Lord Abbett Global Equity Research Fund

(formerly known as “Lord Abbett Global Core Equity Fund”)

Supplement dated October 1, 2019 to the

Prospectus and Statement Additional Information dated March 1, 2019, as supplemented

Each change below is effective as of October 1, 2019.

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 35 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
David J. Linsen, Partner and Director of Equities	2018
Sue Kim, Deputy Director, Global Equity Research	2018

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 209 of the prospectus:

Global Equity Research Fund. David J. Linsen, Partner and Director of Equities, heads the Fund’s team. Mr. Linsen joined Lord Abbett in 2001 and has been a member of the investment team since 2018. Assisting Mr. Linsen is Sue Kim, Deputy Director, Global Equity Research. Ms. Kim joined Lord Abbett in 2015 and has been a member of the team since 2018. Ms. Kim was formerly a Managing Director at Harbor Bridge Capital Management, LP from 2014 to 2015 and a Managing Director at Asian Century Quest Capital LLC from 2005 to 2013. Mr. Linsen and Ms. Kim are jointly and primarily responsible for the day-to-day management of the Fund and general oversight of the team of investment professionals.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Global Equity Research Fund
David J. Linsen	0	0	1	4.3	0	0
Sue Kim	0	0	1	4.3	0	0

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Global Equity Research Fund
David J. Linsen	$1-$10,000
Sue Kim[1]	$50,001-$100,000
[1] Data is provided as of February 21, 2019.

Please retain this document for your future reference.

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